CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Net (Losses) Income [Member]	Total
Balance, amount at Jun. 30, 2011	$ 159	$ 632	$ 1,143	$ (1,770)	$ (250)	$ (86)
Balance, shares at Jun. 30, 2011	158,741			(27,675)
Net earnings			541			541
Other comprehensive (losses) income					(146)	(146)
Accrued dividends			(320)			(320)
Stock-based compensation		27				27
Other employee stock plan activities, amount		(26)	(14)	114		74
Other employee stock plan activities, shares				1,915
Treasury stock purchased, amount				(225)		(225)
Treasury stock purchased, shares				(3,419)
Balance, amount at Jun. 30, 2012	159	633	1,350	(1,881)	(396)	(135)
Balance, shares at Jun. 30, 2012	158,741			(29,179)
Net earnings			572			572
Other comprehensive (losses) income					29	29
Accrued dividends			(348)			(348)
Stock-based compensation		35				35
Other employee stock plan activities, amount		(7)	(13)	141		121
Other employee stock plan activities, shares				2,304
Treasury stock purchased, amount				(128)		(128)
Treasury stock purchased, shares				(1,500)
Balance, amount at Jun. 30, 2013	159	661	1,561	(1,868)	(367)	146
Balance, shares at Jun. 30, 2013	158,741			(28,375)
Net earnings			558			558
Other comprehensive (losses) income					(50)	(50)
Accrued dividends			(374)			(374)
Stock-based compensation		36				36
Other employee stock plan activities, amount		12	(6)	92		98
Other employee stock plan activities, shares				1,476
Treasury stock purchased, amount				(260)		(260)
Treasury stock purchased, shares				(3,046)
Balance, amount at Jun. 30, 2014	$ 159	$ 709	$ 1,739	$ (2,036)	$ (417)	$ 154
Balance, shares at Jun. 30, 2014	158,741			(29,945)